Income Taxes - Schedule of Tax Losses Carried Forward (Details)	Mar. 31, 2023 USD ($)
Federal US
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	$ 37,930,000
Federal US | 2032
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	1,659,000
Federal US | 2033
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	2,002,000
Federal US | 2034
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	4,423,000
Federal US | 2035
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	8,277,000
Federal US | 2036
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	11,727,000
Federal US | 2037
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	9,842,000
States
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	34,139,000
States | 2030
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	149,000
States | 2031
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	1,524,000
States | 2033
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	2,114,000
States | 2034
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	3,726,000
States | 2035
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	7,431,000
States | 2036
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	10,011,000
States | 2037
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	9,184,000
Federal Canada
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	170,665,000
Federal Canada | 2027
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	42,000
Federal Canada | 2031
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	438,000
Federal Canada | 2032
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	2,394,000
Federal Canada | 2033
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	8,930,000
Federal Canada | 2034
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	10,925,000
Federal Canada | 2035
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	2,775,000
Federal Canada | 2036
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	6,687,000
Federal Canada | 2038
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	20,000
Federal Canada | 2039
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	7,368,000
Federal Canada | 2040
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	30,188,000
Federal Canada | 2041
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	39,446,000
Federal Canada | 2042
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	29,634,000
Federal Canada | 2043
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	31,818,000
Provincial
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	171,468,000
Provincial | 2032
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	684,000
Provincial | 2033
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	8,929,000
Provincial | 2034
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	10,648,000
Provincial | 2035
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	2,775,000
Provincial | 2036
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	7,757,000
Provincial | 2038
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	16,000
Provincial | 2039
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	7,829,000
Provincial | 2040
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	36,445,000
Provincial | 2041
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	37,427,000
Provincial | 2042
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	29,067,000
Provincial | 2043
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	$ 29,891,000